Subordinated borrowings	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Subordinated borrowings
32 Subordinated borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2020	2019
Fixed to floating subordinated notes
EUR 700 million	4% 2)	Annually, April 25	2014/44	2024	697	697
USD 800 million	5.5% 3)	Semi-annually, April 11	2018/48	2028	648	707
Fixed subordinated notes
USD 925 million 1)	5.1%	Quarterly, March 15	2019/49	2024	740	804
At December 31					2,085	2,207

Fair value of subordinated borrowings					2,351	2,416

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.
2	The coupon is fixed at 4% until the first call date and floating therefafter with a 3 months Euribor plus a margin of 335bps.
3	The coupon is fixed at 5.5% until the first call date and floating thereafter with a 6 month USD LIBOR plus a margin of 3.539%.
These securities are subordinated and rank senior to the junior perpetual capital securities and the perpetual contingent convertible securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.

Aegon N.V [member]
Statement [LineItems]
Subordinated borrowings
16 Subordinated borrowings

Fixed to floating subordinated notes	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2020	2019
EUR 700 million	4% 1)	Annually, April 25	2014/44	2024	698	697
USD 800 million	5.5% 2)	Semi-annually, April 11	2018/48	2028	648	707
At December 31					1,345	1,403

Fair value of subordinated borrowings					1,517	1,560

1	The coupon is fixed at 4% until the first call date and floating therefafter with a 3 months Euribor plus a margin of 335bps.
2	The coupon is fixed at 5.5% until the first call date and floating thereafter with a 6 month USD LIBOR plus a margin of 3.539%.
These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.